Stock Based Compensation (Details) - Schedule of fair value of options at the date of grant was estimated using the Black-Scholes	12 Months Ended
	Jul. 03, 2022	Jun. 27, 2021
Schedule Of Fair Value Of Options At The Date Of Grant Was Estimated Using The Black Scholes Abstract
Expected term in years	6 years 8 months 4 days	5 years
Interest rate	1.39%	0.54%
Volatility	55.60%	71.50%
Dividend yield